Corporate Information - Additional Information (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) Employees Country Brand	Jun. 30, 2019 USD ($)
Disclosure Of Corporate Information [line items]
Revenue	$ 21,298	$ 25,823	[1]
Anheuser-Busch in Bev SA/NV [member]
Disclosure Of Corporate Information [line items]
Number of employees | Employees	170,000
Number of countries where the entity operates | Country	50
Revenue		$ 523,000
Anheuser-Busch in Bev SA/NV [member] | Bottom of range [member]
Disclosure Of Corporate Information [line items]
Number of beer brand | Brand	500
Brewing heritage periods	600 years

[1]	The unaudited condensed consolidated interim income statement for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.